INTANGIBLE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,123,257
Balance at the end of the period	907,972	$ 1,123,257
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	203,200
Balance at the end of the period	230,600	203,200
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,789,505	1,659,318
Additions	132,254	125,482
Business acquisition		15,574
Net change in additions financed with accounts payable	26,378	(7,896)
Retirements and disposal	(290,900)	(2,973)
Balance at the end of the period	1,657,237	1,789,505	$ 1,659,318
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	453,000
Additions	64,100	57,200	25,700
Balance at the end of the period	514,700	453,000
Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(666,248)	(587,920)
Amortization	(85,462)	(78,392)
Retirements and disposal	2,445	64
Balance at the end of the period	(749,265)	(666,248)	(587,920)
Accumulated depreciation | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(249,800)
Amortization	36,500	35,400	33,600
Balance at the end of the period	(284,100)	(249,800)
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	759,246
Balance at the end of the period	475,872	759,246
Spectrum licences | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,006,910	1,006,910
Retirements and disposal	(283,374)
Balance at the end of the period	723,536	1,006,910	1,006,910
Spectrum licences | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247,664)	(247,664)
Balance at the end of the period	(247,664)	(247,664)	(247,664)
Software, licenses and other intangible assets
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	346,036
Balance at the end of the period	372,811	346,036
Software, licenses and other intangible assets | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	764,620	631,507
Additions	72,479	99,663
Business acquisition		15,574
Net change in additions financed with accounts payable	14,064	(5,828)
Retirements and disposal	(7,526)	(2,973)
Reclassification and other items	30,775	26,677
Balance at the end of the period	874,412	764,620	631,507
Software, licenses and other intangible assets | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(418,584)	(340,256)
Amortization	(85,462)	(78,392)
Retirements and disposal	2,445	64
Balance at the end of the period	(501,601)	(418,584)	(340,256)
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	17,975
Balance at the end of the period	59,289	17,975
Projects under development | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	17,975	20,901
Additions	59,775	25,819
Net change in additions financed with accounts payable	12,314	(2,068)
Reclassification and other items	(30,775)	(26,677)
Balance at the end of the period	$ 59,289	$ 17,975	$ 20,901